Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Short-term, deposits	$ 1,450	$ 1,226
Long-term debt
Finance leases:	66
Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Debt instrument unamortized debt issuance costs, net	2
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
ASSETS
Cash and cash equivalents, fair value disclosure	1,611	2,879
Short-term, deposits	1,450	1,226
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Dual tranche senior unsecured convertible bonds	1,442	1,814
Estimated Fair Value | Significant Other Observable Inputs (Level 2)
Long-term debt
Bank loans (including current portion)	1,389	1,366
Finance leases:	66	65
Carrying Amount | Quoted Prices in Active Markets for Identical Assets (Level 1)
ASSETS
Cash and cash equivalents, fair value disclosure	1,611	2,879
Short-term, deposits	1,450	1,226
Carrying Amount | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Dual tranche senior unsecured convertible bonds	1,498	1,496
Carrying Amount | Significant Other Observable Inputs (Level 2)
Long-term debt
Bank loans (including current portion)	1,389	1,366
Finance leases:	$ 66	$ 65